Deposits from central banks and credit institutions - Schedule of deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits [Line Items]
Financial liabilities held for trading	€ 171,546	€ 152,151	€ 122,270
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,367
Financial liabilities at amortized cost	1,421,184	1,484,322	1,468,703
Euro
Deposits [Line Items]
Total financial liabilities	54,588	53,779	53,921
Pound sterling
Deposits [Line Items]
Total financial liabilities	13,625	21,853	27,697
US dollar
Deposits [Line Items]
Total financial liabilities	43,466	57,992	49,447
Brazilian real
Deposits [Line Items]
Total financial liabilities	6,783	7,459	7,997
Other currencies
Deposits [Line Items]
Total financial liabilities	18,725	16,794	19,580
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	137,187	157,877	158,642
Central banks
Deposits [Line Items]
Financial liabilities held for trading	12,385	13,300	7,808
Financial liabilities designated at fair value through profit or loss	3,086	1,774	1,209
Financial liabilities at amortized cost	18,542	24,882	48,782
Total financial liabilities	34,013	39,956	57,799
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	856	405	117
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	14,709	18,488	43,853
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	18,448	21,063	13,829
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	27,058	26,284	17,862
Financial liabilities designated at fair value through profit or loss	1,424	1,625	1,735
Financial liabilities at amortized cost	74,692	90,012	81,246
Total financial liabilities	103,174	117,921	100,843
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	5,005	6,657	5,468
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	42,718	54,716	54,402
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	55,186	56,273	40,689
Credit institutions | Subordinated debt
Deposits [Line Items]
Total financial liabilities	€ 265	€ 275	€ 284